Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstarct]
Schedule of Property and Equipment, Net	Property and equipment is stated at cost and is depreciated using the straight-line method over the estimated useful lives of the assets, as follows:
Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Schedule of Intangible Assets are Amortized Using the Straight-Line	Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:
Category	Estimated useful life
Brand name	5 – 10 years
Customer relationship	3 – 5 years
Software	5 years
Patent	10 years

Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income	Operating lease income from fixed payments and variable lease income for the years ended December 31, 2021, 2022 and 2023 were as follows:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease income from fixed payments	375,331	258,793	124,140
Variable operating lease income	—	—	—
Total	375,331	258,793	124,140

Schedule of Lease Payments Receivable	Lease payments receivable for the following five years as of December 31, 2023 were as follows:
As of December 31, 2023
RMB
2024	56,410
2025	32,217
2026	17,106
2027	8,069
2028	6,716
Thereafter	57,685
Total	178,203